DEBT FACILITIES	12 Months Ended
Mar. 31, 2020
Debt and Financing Obligations [Abstract]
DEBT FACILITIES
DEBT FACILITIES
Long-term debt, net of transaction costs is as follows:

					2020		2019
Notional amount			Maturity	Current	Non-current	Current	Non-current
Unsecured senior notes
U.S. dollar, fixed rate - 3.60% to 4.90%	US$	975.0	2024-2034	$—	$1,370.4	$80.1	$1,163.1
Canadian dollar, fixed rate - 4.15%		$30.0	2024-2027	—	30.0	45.0	30.0
Canadian dollar, variable rate				—	—	50.0	—
Term loans
U.S. dollar, variable rate	US$	183.1	2021-2025	79.7	177.1	8.0	259.2
Canadian dollar, variable rate		$46.5	2020-2028	5.6	40.7	5.6	46.3
Other				8.2	7.9	8.4	24.8
Lease liabilities
U.S. dollar			2020-2041	91.7	214.4	61.4	179.3
Other			2020-2043	21.0	160.7	1.4	17.2
R&D obligations
Canadian dollar			2021-2039	—	391.5	4.2	344.3
Revolving credit facilities
U.S. dollar, variable rate			2023	—	423.3	—	—
Canadian dollar, variable rate			2023	—	290.0	—	—
Total long-term debt				$206.2	$3,106.0	$264.1	$2,064.2

Unsecured senior notes
In December 2019, the Company issued unsecured senior notes amounting to US$100.0 million maturing in 2034 and bearing interest of 4.90%.

In June and December 2019, the Company repaid unsecured senior notes amounting to US$60.0 million and $95.0 million respectively.

R&D obligations
Represents obligations with the Government of Canada and the Government of Quebec relative to R&D programs whereby the government entities provide funding through loans for a portion of eligible spending related to specified R&D projects, up to a predetermined maximum funding amount. As at March 31, 2020, the remaining undrawn amount available under these programs was $86.3 million (2019 - $149.7 million). In March 2020, as part of the governments economic response to the COVID-19 pandemic, the Company obtained payment deferrals of nine months on amounts due in fiscal 2021.

Revolving credit facilities
In August 2019, the Company renegotiated its revolving credit facilities agreement, increasing the total amount available from US $550.0 million to US $850.0 million. The maturity date of September 2023 and the applicable interest rate of the revolving term credit facilities remained unchanged.
The facilities bear interest at variable rates, plus a margin that is determined based on the Company’s private credit rating. The Company has the ability to draw down amounts in U.S. dollar, Canadian dollar, Euro or British pound. The facilities have standard financial covenants requiring a minimum fixed charge coverage and a maximum debt coverage.
Subsequent to year end, the Company concluded a new two-year $500.0 million unsecured revolving credit facility (see Note 33).
Information on the change in liabilities for which cash flows have been classified as financing activities in the statement of cash flows are as follows:

	Unsecured				Revolving
	senior	Term	Lease	R&D	credit
	notes	loans	liabilities	obligations	facilities	Total
Net book value as at March 31, 2018	$684.1	$131.1	$145.4	$300.3	$—	$1,260.9
Changes from financing cash flows
Proceeds from long-term debt	663.7	255.1	—	36.5	—	955.3
Repayment of long-term debt	—	(70.6)	—	(2.1)	—	(72.7)
Repayment of lease liabilities	—	—	(22.0)	—	—	(22.0)
Total changes from financing cash flows	$663.7	$184.5	$(22.0)	$34.4	$—	$860.6
Non-cash changes
Business combinations (Note 3)	—	15.2	137.6	—	—	152.8
Foreign currency exchange differences	20.1	4.2	5.0	—	—	29.3
Interests	—	—	0.8	13.8	—	14.6
Other	0.3	17.3	(7.5)	—	—	10.1
Total non-cash changes	$20.4	$36.7	$135.9	$13.8	$—	$206.8
Net book value as at March 31, 2019	$1,368.2	$352.3	$259.3	$348.5	$—	$2,328.3
Impact of adopting IFRS 16 (Note 2)	—	—	265.8	—		265.8
Net book value as at April 1, 2019	$1,368.2	$352.3	$525.1	$348.5	$—	$2,594.1
Changes from financing cash flows
Net proceeds from borrowing under
revolving credit facilities	—	—	—	—	708.2	708.2
Proceeds from long-term debt	131.7	5.5	—	30.4	—	167.6
Repayment of long-term debt	(175.4)	(53.4)	—	(4.2)	—	(233.0)
Repayment of lease liabilities	—	—	(79.8)	—	—	(79.8)
Total changes from financing cash flows	$(43.7)	$(47.9)	$(79.8)	$26.2	708.2	$563.0
Non-cash changes
Business combinations (Note 3)	—	—	1.6	—	—	1.6
Foreign currency exchange differences	75.2	14.7	13.8	—	5.1	108.8
Additions and remeasurement
of lease liabilities	—	—	27.3	—	—	27.3
Interests	—	—	—	16.8	—	16.8
Other	0.7	0.1	(0.2)	—	—	0.6
Total non-cash changes	$75.9	$14.8	$42.5	$16.8	$5.1	$155.1
Net book value as at March 31, 2020	$1,400.4	$319.2	$487.8	$391.5	$713.3	$3,312.2

As at March 31, 2020, the Company is in compliance with all of its financial covenants.